Document and Entity Information	Feb. 20, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	Mercer Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56575
Entity Tax Identification Number	92-3452469
Entity Address, Address Line One	1100 Irmscher Blvd
Entity Address, City or Town	Celina
Entity Address State Or Province	OH
Entity Address, Postal Zip Code	45822
City Area Code	419
Local Phone Number	586-5158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001967306
Amendment Flag	false